Business Combination and Related Transactions (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 16, 2022 USD ($) $ / shares shares	Feb. 13, 2023 USD ($) $ / shares shares	Sep. 16, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Mar. 08, 2023 shares	Feb. 23, 2023 USD ($) $ / shares shares	May 25, 2021 shares
Business Combination and Related Transactions (Details) [Line Items]
Granted					550,000
Earn-out units issued				10,000,000
Sale of stock, price per share (in Dollars per share) | $ / shares		$ 10.42		$ 10.8			$ 10.26
Number of years after closing date				5 years
Temporary equity, issued	26,000		26,000	26,000
Preferred stock rate percentage			10.00%
Series A preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Tax receivable agreement, percent of cash tax savings required to be paid				85.00%
Tax receivable agreement eligibility minimum percent of common units exchanged				5.00%
Stock purchase agreement, amount authorized (in Dollars) | $	$ 50,000		$ 50,000
Repurchase of common stock (in Dollars) | $				$ 12,800
Preferred Investor Warrants [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants	541,667		541,667
SeriesAPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Proceeds from issuance of preferred stock and warrants (in Dollars) | $			$ 26,000
ForwardPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, redemption price (in Dollars per share) | $ / shares				$ 10.19
Stock purchase agreement, amount prepaid for repurchase obligation (in Dollars) | $				$ 25,500
Stock purchase agreement, shares to be repurchased				2,500,000
Stock purchase agreement, transaction fees paid (in Dollars) | $				$ 750
Stock purchase agreement, cash returned to company (in Dollars) | $							$ 12,700
Stock purchase agreement, gain (loss) on agreement settlement | (in Dollars) | $				$ 93
Earnout Units [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved				2,500,000
Triggering Event II-A [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved				5,000,000
Triggering Event II-A [Member] | Minimum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares				$ 15
Triggering Event II-B [Member] | Maximum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares				$ 17.5
Triggering Event III [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved				2,500,000
Class B Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock		10,566
Number of votes for each share		1
Commitment shares				10,566
Class C Common Stock
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock		68,140,188
Number of votes for each share		3
Commitment shares				68,140,188
Class A Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Proceeds from issuance of preferred stock and warrants (in Dollars) | $			$ 26,000
Stock purchase agreement, amount authorized (in Dollars) | $				$ 50,000
Commitment shares	100,000		100,000	5,493,182				100,000
Purchase agreement, shares authorized							1,250,000
Class A Common Stock [Member] | Minimum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Commitment shares								1
Class A Common Stock [Member] | Maximum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Commitment shares								100,000
Class A Common Stock [Member] | ForwardPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Authorized but not purchased due to early termination				1,250,000
Purchase agreement, shares authorized						1,250,000
Class A Common Stock [Member] | Triggering Event II-A [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares				$ 15
Class A Common Stock [Member] | Triggering Event II-B [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved				7,500,000
Sale of stock, price per share (in Dollars per share) | $ / shares				$ 15
Class A Common Stock [Member] | Triggering Event III [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares				$ 17.5
Series A Preferred Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 15		$ 15
Temporary equity, issued	26,000		26,000
Preferred stock rate percentage			10.00%	10.00%
Series A preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
TRA Holders [Member]
Business Combination and Related Transactions (Details) [Line Items]
Tax receivable agreement, percent of cash tax savings required to be paid				85.00%
Intuitive Machines, LLC [Member]
Business Combination and Related Transactions (Details) [Line Items]
Business combination, consideration transferred (in Dollars) | $		$ 8,100		$ 700,000
Equity interest issued or issuable				68,155,203
Granted				1,874,719
Earn-out units issued				10,000,000
Tax receivable agreement eligibility minimum percent of common units exchanged				5.00%
Intuitive Machines, LLC [Member] | Earnout Units [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units issued				10,000,000
Intuitive Machines, LLC [Member] | Class B Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Common stock reserved for future issuance				1,873,307
Intuitive Machines, LLC [Member] | Class B Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Equity interest issued or issuable				15,015
Intuitive Machines, LLC [Member] | Class C Common Stock
Business Combination and Related Transactions (Details) [Line Items]
Common stock reserved for future issuance				10,000,000
Intuitive Machines, LLC [Member] | Class C Common Stock | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Equity interest issued or issuable				68,140,188
Intuitive Machines, LLC [Member] | Class A Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants	541,667		541,667